BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	82,874,653	82,926,053
Series Twenty [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,828,200	3,828,200
Series Twenty One [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,879,500	1,879,500
Series Twenty Two [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,550,145	2,550,145
Series Twenty Three [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,303,327	3,303,327
Series Twenty Four [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,150,053	2,150,053
Series Twenty Five [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,016,809	3,016,809
Series Twenty Six [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,926,374	3,929,074
Series Twenty Seven [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,431,350	2,431,350
Series Twenty Eight [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	3,979,139	3,979,139
Series Twenty Nine [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,911,725	3,923,225
Series Thirty [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,621,200	2,621,200
Series Thirty One [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,375,757	4,375,757
Series Thirty Two [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,706,298	4,715,798
Series Thirty Three [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,605,833	2,606,833
Series Thirty Four [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,474,319	3,477,719
Series Thirty Five [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,277,913	3,277,913
Series Thirty Six [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,106,838	2,106,838
Units of limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, outstanding	2,083,704	2,083,704
Series Thirty Seven [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,489,100	2,489,100
Series Thirty Eight [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,536,200	2,536,200
Series Thirty Nine [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,292,151	2,292,151
Units of limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, outstanding	2,288,351	2,288,351
Series Forty [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,611,356	2,611,356
Series Forty One [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,865,176	2,867,676
Series Forty Two [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,706,362	2,716,362
Series Forty Three [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,617,987	3,617,987
Series Forty Four [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,682,873	2,687,173
Series Forty Five [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	3,989,967	3,996,467
Series Forty Six [Member]
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10
Units of limited partnership interest, authorized	101,500,000	101,500,000
Assignor Limited Partners Capital Account Units Issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,965,635	2,965,635